UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan U.S. Real Estate Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.9%

Common Stocks — 98.9%

Diversified — 2.3%
184	Vornado Realty Trust REIT	20,142

Health Care — 7.3%
699	HCP, Inc. REIT	23,169
1,008	Ventas, Inc. REIT	41,723
		64,892

Hotels — 11.3%
1,542	Ashford Hospitality Trust, Inc. REIT	15,497
926	Starwood Hotels & Resorts Worldwide, Inc.	56,279
1,391	Strategic Hotel & Resorts, Inc. REIT	28,643
		100,419

Industrial — 10.2%
419	AMB Property Corp. REIT	25,055
997	ProLogis REIT	66,164
		91,219

Multifamily — 18.4%
468	AvalonBay Communities, Inc. REIT	55,217
348	Camden Property Trust REIT	22,329
1,412	Equity Residential REIT	59,825
226	Essex Property Trust, Inc. REIT	26,606
		163,977

Office — 18.7%
546	Boston Properties, Inc. REIT	56,761
878	Corporate Office Properties Trust REIT	36,559
955	Mack-Cali Realty Corp. REIT	39,242
294	SL Green Realty Corp. REIT	34,377
		166,939

Regional Malls — 15.7%
466	Macerich Co. (The) REIT	40,768
721	Simon Property Group, Inc. REIT	72,140
490	Taubman Centers, Inc. REIT	26,828
		139,736

Shopping Centers — 7.8%
335	Federal Realty Investment Trust REIT	29,699
965	Weingarten Realty Investors REIT	40,021
		69,720

Storage — 7.2%
1,590	Extra Space Storage, Inc. REIT	24,464
507	Public Storage, Inc. REIT	39,837
		64,301

Total Long-Term Investments
(Cost $741,430)	881,345

Short-Term Investment — 1.0%

Investment Company — 1.0%
8,407	JPMorgan Prime Money Market Fund, Institutional Class (b)

(Cost $8,407)	8,407

Total Investments — 99.9%
(Cost $749,837)	889,752

Other Assets in Excess of Liabilities — 0.1%	1,013

NET ASSETS — 100.0%	$890,765

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

REIT	Real Estate Investment Trust

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,274
Aggregate gross unrealized depreciation	(23,359)
Net unrealized appreciation/depreciation	$139,915

Federal income tax cost of investments	$749,837

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2007